Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	4 Months Ended
	Oct. 31, 2014	Oct. 17, 2014	Jul. 31, 2014	Dec. 31, 2015	Aug. 26, 2015	Oct. 21, 2014
Subsequent Event [Line Items]
Cost of acquisition			$ 1,500,000
Scenario, Forecast | Asset Purchase Agreement | ARY Operations | Human Services
Subsequent Event [Line Items]
Discontinued operation, loss on disposal before income taxes				$ 2,700,000
Subsequent Event | Human Services
Subsequent Event [Line Items]
Cost of acquisition	$ 4,500,000
Subsequent Event | Asset Purchase Agreement | ARY Operations | Human Services
Subsequent Event [Line Items]
Notes Receivable					$ 2,500,000
Subsequent Event | Senior Notes
Subsequent Event [Line Items]
Amount paid to redeem aggregate principal of debt		$ 175,600,000
Redemption of aggregate principal of debt		162,000,000
Expense of redemption premium		10,100,000
Accrued and unpaid interest		3,500,000
Long term debt		$ 50,000,000
Subsequent Event | Secured Debt | Incremental Amendment
Subsequent Event [Line Items]
Increase in borrowing capacity						$ 20,000,000
Availability of borrowing						$ 120,000,000